UNAUDITED CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parentheticals) - shares	Feb. 02, 2021	Feb. 01, 2021
Through IPO and over-allotment [Member]
Number of sale of units	750,000	5,000,000
Private Placement Warrants [Member]
Number of sale of units	150,000	2,350,000